Long Term Debt (Details) (USD $)				6 Months Ended		6 Months Ended				6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 Capitalized lease obligations	Dec. 31, 2011 Capitalized lease obligations	Jun. 30, 2012 City of Pittsburg Redevelopment Agency	Dec. 31, 2011 City of Pittsburg Redevelopment Agency	Jun. 30, 2012 Other	Dec. 31, 2011 Other	Jun. 30, 2012 Notes Payable 580 Garcia Properties	Dec. 31, 2011 Notes Payable 580 Garcia Properties
Other Long-term Debt	$ 3,171,768	$ 3,298,332		$ 223,873	$ 307,255	$ 242,627	$ 257,639	$ 91,593	$ 90,000	$ 2,613,675	$ 2,643,438
Less: current portion	217,755	260,741
Total	2,954,013	3,037,591	3,044,074
Interest rate, Minimum (in percent)				8.60%
Interest rate, Maximum (in percent)				16.30%
Repayment of installment, Minimum				168
Repayment of installment, Maximum				1,589
Interest rate (in percent)						3.00%				7.24%
Repayment of installment						$ 3,640				$ 20,794
Frequency of periodic payment				Monthly		Monthly				Monthly